Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Taxes On Income
Schedule of reconciliation of theoretical tax expense
	Year ended December 31,
	2018		2017		2016
	%	U.S. dollars in thousands	%	U.S. dollars in thousands	%	U.S. dollars in thousands

Loss before taxes on income, as reported in the statement of operations	100	11,747	100	5,312	100	8,920
Theoretical tax saving on this profit or loss	(23)	(2,702)	(24)	(1,275)	(25)	(2,230)
Increase in taxes resulting from permanent differences - non-deductible expenses	4.5	524	1.6	83	14.1	1,261
Increase in taxes resulting from tax losses in the reported year for which deferred taxes were not recognized	18.6	2,184	22.5	1,193	10.9	971
Tax expenses	0.05	6	0.02	1	0.02	2